Schedule of Investments (unaudited)	iShares® MSCI Brazil Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.8%
Embraer SA(a)	1,166,263	$4,372,366

Automobile Components — 0.6%
Mahle-Metal Leve SA	63,818	518,514

Biotechnology — 0.3%
Blau Farmaceutica SA(a)	58,940	235,839

Commercial Services & Supplies — 2.8%
Ambipar Participacoes e Empreendimentos SA	74,896	307,657
GPS Participacoes e Empreendimentos SA(b)	557,209	1,634,295
Orizon Valorizacao de Residuos SA(a)	82,516	595,290
		2,537,242
Communications Equipment — 0.7%
Intelbras SA Industria de Telecomunicacao
Eletronica Brasileira	135,790	674,226

Diversified Consumer Services — 3.2%
Cogna Educacao(a)	3,111,298	1,772,348
YDUQS Participacoes SA	435,583	1,208,021
		2,980,369
Financial Services — 2.0%
Cielo SA	2,026,941	1,865,810

Electric Utilities — 6.3%
Alupar Investimento SA	252,637	1,439,642
EDP - Energias do Brasil SA	433,591	1,965,701
Transmissora Alianca de Energia Eletrica SA	324,176	2,359,131
		5,764,474
Consumer Staples Distribution & Retail — 2.4%
Cia. Brasileira de Distribuicao(a)	268,724	862,324
Grupo Mateus SA(a)	915,740	1,315,858
		2,178,182
Food Products — 9.4%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	84,867	380,733
BRF SA(a)	1,076,805	1,725,588
Camil Alimentos SA	174,084	239,853
Jalles Machado SA	171,006	261,567
M. Dias Branco SA	112,408	855,030
Marfrig Global Foods SA	492,408	644,470
Minerva SA	453,077	912,709
Sao Martinho SA	264,118	1,883,024
SLC Agricola SA	174,331	1,186,536
Tres Tentos Agroindustrial SA	206,537	484,456
		8,573,966
Health Care Providers & Services — 4.4%
Alliar Medicos A Frente SA(a)	78,449	355,497
CM Hospitalar SA	166,031	561,258
Fleury SA	388,800	1,194,764
Hospital Mater Dei SA	190,164	342,972
Odontoprev SA	471,241	987,383
Oncoclinicas do Brasil Servicos Medicos SA(a)	287,203	619,887
		4,061,761
Hotels, Restaurants & Leisure — 1.6%
Smartfit Escola de Ginastica e Danca SA(a)	388,782	1,459,858

Household Durables — 4.9%
Cury Construtora e Incorporadora SA	217,760	592,763
Cyrela Brazil Realty SA Empreendimentos e Participacoes	463,924	1,708,178
Security	Shares	Value

Household Durables (continued)
Direcional Engenharia SA	149,214	$513,821
Ez Tec Empreendimentos e Participacoes SA	183,193	636,606
MRV Engenharia e Participacoes SA	521,354	1,035,864
		4,487,232
Independent Power and Renewable Electricity Producers — 3.2%
AES Brasil Energia SA	401,090	962,939
Auren Energia SA	497,382	1,380,391
Omega Energia SA(a)	309,735	601,362
		2,944,692
Insurance — 0.8%
IRB Brasil Resseguros S/A(a)	102,291	766,179

IT Services — 1.0%
Locaweb Servicos de Internet SA(b)	590,979	892,299

Machinery — 1.3%
Iochpe Maxion SA	229,372	583,229
Tupy SA	119,519	599,798
		1,183,027
Marine Transportation — 0.5%
Hidrovias do Brasil SA(a)	756,401	459,211

Metals & Mining — 0.6%
Bradespar SA	57,195	225,587
Cia. Brasileira de Aluminio	345,749	354,384
		579,971
Oil, Gas & Consumable Fuels — 4.0%
3R Petroleum Oleo E Gas SA(a)	346,427	2,069,699
3R Petroleum Oleo E Gas SA	51,308	302,894
Enauta Participacoes SA	176,277	443,707
Petroreconcavo SA	243,040	825,415
		3,641,715
Paper & Forest Products — 1.2%
Dexco SA	624,507	1,089,407

Professional Services — 0.6%
Boa Vista Servicos SA	353,216	526,346

Real Estate Management & Development — 8.8%
Aliansce Sonae Shopping Centers SA	736,714	3,146,786
Iguatemi SA	361,840	1,551,976
JHSF Participacoes SA	563,143	523,926
LOG Commercial Properties e Participacoes SA	76,238	351,188
Multiplan Empreendimentos Imobiliarios SA	468,522	2,450,060
		8,023,936
Ground Transportation — 3.2%
Movida Participacoes SA	210,236	423,099
SIMPAR SA	556,012	1,012,665
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	595,016	1,509,443
		2,945,207
Specialty Retail — 2.3%
Grupo SBF SA	161,955	335,192
Pet Center Comercio e Participacoes SA	575,062	821,792
Via S/A(a)	2,120,081	994,578
		2,151,562
Textiles, Apparel & Luxury Goods — 6.0%
Arezzo Industria e Comercio SA	109,609	1,593,806
Grendene SA	523,504	718,189
Grupo De Moda Soma SA	845,691	1,725,288

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Guararapes Confeccoes SA	37,826	$34,670
Vivara Participacoes SA	176,221	885,047
Vulcabras Azaleia SA	163,086	511,120
		5,468,120
Trading Companies & Distributors — 1.0%
Armac Locacao Logistica E Servicos SA	172,102	532,932
Mills Estruturas e Servicos de Engenharia SA	183,764	425,244
		958,176
Transportation Infrastructure — 3.0%
EcoRodovias Infraestrutura e Logistica SA	404,068	509,734
Santos Brasil Participacoes SA	788,008	1,545,479
Wilson Sons Holdings Brasil SA, NVS	326,879	700,368
		2,755,581
Water Utilities — 2.4%
Cia. de Saneamento de Minas Gerais Copasa MG	315,218	1,238,927
Cia. de Saneamento do Parana	233,419	931,688
		2,170,615
Total Common Stocks — 83.3%
(Cost: $66,653,941)		76,265,883

Preferred Stocks

Aerospace & Defense — 0.3%
Taurus Armas SA, Preference Shares, NVS	106,359	312,161

Banks — 2.1%
Banco ABC Brasil SA, Preference Shares, NVS	140,068	459,412
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	335,793	823,382
Banco Pan SA, Preference Shares, NVS	510,346	656,882
		1,939,676
Chemicals — 1.2%
Unipar Carbocloro SA, Class B, Preference Shares, NVS	81,224	1,094,930

Electric Utilities — 0.3%
Cia Energetica do Ceara, Class A, Preference Shares, NVS	23,421	238,213

Machinery — 1.6%
Marcopolo SA, Preference Shares, NVS	852,971	776,758
Randon SA Implementos e Participacoes, Preference Shares, NVS	299,909	636,079
		1,412,837
Security	Shares	Value

Metals & Mining — 6.3%
Bradespar SA, Preference Shares, NVS	422,960	$1,774,943
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares, NVS	53,691	502,377
Metalurgica Gerdau SA, Preference Shares, NVS	1,108,713	2,449,820
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	771,919	1,068,116
		5,795,256
Passenger Airlines — 2.3%
Azul SA, Preference Shares, NVS(a)	472,977	1,570,903
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	335,070	549,501
		2,120,404
Textiles, Apparel & Luxury Goods — 0.8%
Alpargatas SA, Preference Shares, NVS(a)	370,232	761,875

Water Utilities — 0.7%
Cia de Saneamento do Parana, Preference Shares, NVS	736,648	588,064

Total Preferred Stocks — 15.6%
(Cost: $13,141,091)		14,263,416

Total Long-Term Investments — 98.9%
(Cost: $79,795,032)		90,529,299

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(c)(d)	250,000	250,000

Total Short-Term Securities — 0.3%
(Cost: $250,000)		250,000

Total Investments — 99.2%
(Cost: $80,045,032)		90,779,299

Other Assets Less Liabilities — 0.8%		739,984

Net Assets — 100.0%		$91,519,283

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$40,000	$210,000	(a)	$—	$—	$—	$250,000	250,000	$3,269	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bclear MSCI Brazil Index	21	06/16/23	$1,014	$12,597

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$75,000,050	$1,265,833	$—	$76,265,883
Preferred Stocks	14,263,416	—	—	14,263,416
Short-Term Securities
Money Market Funds	250,000	—	—	250,000
	$89,513,466	$1,265,833	$—	$90,779,299
Derivative Financial Instruments(a)
Assets
Equity Contracts	$12,597	$—	$—	$12,597

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

3